Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Kaufmann Large Cap FundA Portfolio of Federated Hermes Equity FundsCLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 20231. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Class A Shares (A), Class C Shares (C), Class R Shares (R), Institutional Shares (IS) and Class R6 Shares (R6). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes Funds More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 17 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACRISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)5.50%NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneNoneExchange FeeNoneNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACRISR6Management Fee[1]0.74%0.74%0.74%0.74%0.74%Distribution (12b-1) Fee0.00%[2]0.75%0.50%NoneNoneOther Expenses0.45%0.47%0.33%0.21%0.13%Total Annual Fund Operating Expenses[1]1.19%1.96%1.57%0.95%0.87%Fee Waivers and/or Expense Reimbursements[1,3](0.10)%(0.07)%(0.09%)(0.11)%(0.09)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.09%1.89%1.48%0.84%0.78%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective July 1, 2024.2The Fund has adopted a Distribution (12b-1) Plan for its A class pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.25%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.88%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$665$907$1,168$1,914Expenses assuming no redemption$665$907$1,168$1,914C:Expenses assuming redemption$299$615$1,057$2,086Expenses assuming no redemption$199$615$1,057$2,086R:Expenses assuming redemption$160$496$855$1,867Expenses assuming no redemption$160$496$855$1,867IS:Expenses assuming redemption$97$303$526$1,166Expenses assuming no redemption$97$303$526$1,166R6:Expenses assuming redemption$89$278$482$1,073Expenses assuming no redemption$89$278$482$1,0732. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.74% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES KAUFMANN LARGE CAP FUND - A CLASSANNUAL EXPENSE RATIO: 1.19%MAXIMUM FRONT-END SALES CHARGE: 5.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$472.50$9,922.50$664.60$9,810.052$9,810.05$490.50$10,300.55$118.96$10,183.813$10,183.81$509.19$10,693.00$123.50$10,571.814$10,571.81$528.59$11,100.40$128.20$10,974.605$10,974.60$548.73$11,523.33$133.09$11,392.736$11,392.73$569.64$11,962.37$138.16$11,826.797$11,826.79$591.34$12,418.13$143.42$12,277.398$12,277.39$613.87$12,891.26$148.88$12,745.169$12,745.16$637.26$13,382.42$154.56$13,230.7510$13,230.75$661.54$13,892.29$160.45$13,734.84Cumulative$5,623.16$1,913.82FEDERATED HERMES KAUFMANN LARGE CAP FUND - C CLASSANNUAL EXPENSE RATIO: 1.96%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$198.98$10,304.002$10,304.00$515.20$10,819.20$205.03$10,617.243$10,617.24$530.86$11,148.10$211.26$10,940.004$10,940.00$547.00$11,487.00$217.68$11,272.585$11,272.58$563.63$11,836.21$224.30$11,615.276$11,615.27$580.76$12,196.03$231.12$11,968.377$11,968.37$598.42$12,566.79$238.15$12,332.218$12,332.21$616.61$12,948.82$245.39$12,707.11Converts from Class C to Class AAnnual Expense Ratio: 1.19%9$12,707.11$635.36$13,342.47$154.10$13,191.2510$13,191.25$659.56$13,850.81$159.97$13,693.84Cumulative$5,747.40$2,085.98FEDERATED HERMES KAUFMANN LARGE CAP FUND - R CLASSANNUAL EXPENSE RATIO: 1.57%MAXIMUM FRONT-END SALES CHARGE: NONE%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$159.69$10,343.002$10,343.00$517.15$10,860.15$165.17$10,697.763$10,697.76$534.89$11,232.65$170.84$11,064.694$11,064.69$553.23$11,617.92$176.69$11,444.215$11,444.21$572.21$12,016.42$182.76$11,836.756$11,836.75$591.84$12,428.59$189.02$12,242.757$12,242.75$612.14$12,854.89$195.51$12,662.688$12,662.68$633.13$13,295.81$202.21$13,097.019$13,097.01$654.85$13,751.86$209.15$13,546.2410$13,546.24$677.31$14,223.55$216.32$14,010.88Cumulative$5,846.75$1,867.36FEDERATED HERMES KAUFMANN LARGE CAP FUND - IS CLASSANNUAL EXPENSE RATIO: 0.95%MAXIMUM FRONT-END SALES CHARGE: NONE%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$96.92$10,405.002$10,405.00$520.25$10,925.25$100.85$10,826.403$10,826.40$541.32$11,367.72$104.93$11,264.874$11,264.87$563.24$11,828.11$109.18$11,721.105$11,721.10$586.06$12,307.16$113.61$12,195.806$12,195.80$609.79$12,805.59$118.21$12,689.737$12,689.73$634.49$13,324.22$122.99$13,203.668$13,203.66$660.18$13,863.84$127.97$13,738.419$13,738.41$686.92$14,425.33$133.16$14,294.8210$14,294.82$714.74$15,009.56$138.55$14,873.76Cumulative$6,016.99$1,166.37FEDERATED HERMES KAUFMANN LARGE CAP FUND – R6 CLASSANNUAL EXPENSE RATIO: 0.87%MAXIMUM FRONT-END SALES CHARGE: NONE%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$88.80$10,413.002$10,413.00$520.65$10,933.65$92.46$10,843.063$10,843.06$542.15$11,385.21$96.28$11,290.884$11,290.88$564.54$11,855.42$100.26$11,757.195$11,757.19$587.86$12,345.05$104.40$12,242.766$12,242.76$612.14$12,854.90$108.71$12,748.397$12,748.39$637.42$13,385.81$113.20$13,274.908$13,274.90$663.75$13,938.65$117.88$13,823.159$13,823.15$691.16$14,514.31$122.74$14,394.0510$14,394.05$719.70$15,113.75$127.81$14,988.52Cumulative$6,039.37$1,072.54June 24, 2024Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456807 (6/24)© 2024 Federated Hermes, Inc.Federated Hermes Kaufmann Large Cap FundA Portfolio of Federated Hermes Equity FundsCLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 20231. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Class A Shares (A), Class C Shares (C), Class R Shares (R), Institutional Shares (IS) and Class R6 Shares (R6). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes Funds More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 17 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACRISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)5.50%NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneNoneExchange FeeNoneNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACRISR6Management Fee[1]0.74%0.74%0.74%0.74%0.74%Distribution (12b-1) Fee0.00%[2]0.75%0.50%NoneNoneOther Expenses0.45%0.47%0.33%0.21%0.13%Total Annual Fund Operating Expenses[1]1.19%1.96%1.57%0.95%0.87%Fee Waivers and/or Expense Reimbursements[1,3](0.10)%(0.07)%(0.09%)(0.11)%(0.09)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.09%1.89%1.48%0.84%0.78%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective July 1, 2024.2The Fund has adopted a Distribution (12b-1) Plan for its A class pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.25%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.88%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$665$907$1,168$1,914Expenses assuming no redemption$665$907$1,168$1,914C:Expenses assuming redemption$299$615$1,057$2,086Expenses assuming no redemption$199$615$1,057$2,086R:Expenses assuming redemption$160$496$855$1,867Expenses assuming no redemption$160$496$855$1,867IS:Expenses assuming redemption$97$303$526$1,166Expenses assuming no redemption$97$303$526$1,166R6:Expenses assuming redemption$89$278$482$1,073Expenses assuming no redemption$89$278$482$1,073June 24, 2024Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456805 (6/24)© 2024 Federated Hermes, Inc.
Federated Hermes Kaufmann Large Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Kaufmann Large Cap FundA Portfolio of Federated Hermes Equity FundsCLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 20231. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Class A Shares (A), Class C Shares (C), Class R Shares (R), Institutional Shares (IS) and Class R6 Shares (R6). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes Funds More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 17 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACRISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)5.50%NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneNoneExchange FeeNoneNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACRISR6Management Fee[1]0.74%0.74%0.74%0.74%0.74%Distribution (12b-1) Fee0.00%[2]0.75%0.50%NoneNoneOther Expenses0.45%0.47%0.33%0.21%0.13%Total Annual Fund Operating Expenses[1]1.19%1.96%1.57%0.95%0.87%Fee Waivers and/or Expense Reimbursements[1,3](0.10)%(0.07)%(0.09%)(0.11)%(0.09)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.09%1.89%1.48%0.84%0.78%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective July 1, 2024.2The Fund has adopted a Distribution (12b-1) Plan for its A class pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.25%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.88%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$665$907$1,168$1,914Expenses assuming no redemption$665$907$1,168$1,914C:Expenses assuming redemption$299$615$1,057$2,086Expenses assuming no redemption$199$615$1,057$2,086R:Expenses assuming redemption$160$496$855$1,867Expenses assuming no redemption$160$496$855$1,867IS:Expenses assuming redemption$97$303$526$1,166Expenses assuming no redemption$97$303$526$1,166R6:Expenses assuming redemption$89$278$482$1,073Expenses assuming no redemption$89$278$482$1,0732. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.74% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES KAUFMANN LARGE CAP FUND - A CLASSANNUAL EXPENSE RATIO: 1.19%MAXIMUM FRONT-END SALES CHARGE: 5.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$472.50$9,922.50$664.60$9,810.052$9,810.05$490.50$10,300.55$118.96$10,183.813$10,183.81$509.19$10,693.00$123.50$10,571.814$10,571.81$528.59$11,100.40$128.20$10,974.605$10,974.60$548.73$11,523.33$133.09$11,392.736$11,392.73$569.64$11,962.37$138.16$11,826.797$11,826.79$591.34$12,418.13$143.42$12,277.398$12,277.39$613.87$12,891.26$148.88$12,745.169$12,745.16$637.26$13,382.42$154.56$13,230.7510$13,230.75$661.54$13,892.29$160.45$13,734.84Cumulative$5,623.16$1,913.82FEDERATED HERMES KAUFMANN LARGE CAP FUND - C CLASSANNUAL EXPENSE RATIO: 1.96%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$198.98$10,304.002$10,304.00$515.20$10,819.20$205.03$10,617.243$10,617.24$530.86$11,148.10$211.26$10,940.004$10,940.00$547.00$11,487.00$217.68$11,272.585$11,272.58$563.63$11,836.21$224.30$11,615.276$11,615.27$580.76$12,196.03$231.12$11,968.377$11,968.37$598.42$12,566.79$238.15$12,332.218$12,332.21$616.61$12,948.82$245.39$12,707.11Converts from Class C to Class AAnnual Expense Ratio: 1.19%9$12,707.11$635.36$13,342.47$154.10$13,191.2510$13,191.25$659.56$13,850.81$159.97$13,693.84Cumulative$5,747.40$2,085.98FEDERATED HERMES KAUFMANN LARGE CAP FUND - R CLASSANNUAL EXPENSE RATIO: 1.57%MAXIMUM FRONT-END SALES CHARGE: NONE%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$159.69$10,343.002$10,343.00$517.15$10,860.15$165.17$10,697.763$10,697.76$534.89$11,232.65$170.84$11,064.694$11,064.69$553.23$11,617.92$176.69$11,444.215$11,444.21$572.21$12,016.42$182.76$11,836.756$11,836.75$591.84$12,428.59$189.02$12,242.757$12,242.75$612.14$12,854.89$195.51$12,662.688$12,662.68$633.13$13,295.81$202.21$13,097.019$13,097.01$654.85$13,751.86$209.15$13,546.2410$13,546.24$677.31$14,223.55$216.32$14,010.88Cumulative$5,846.75$1,867.36FEDERATED HERMES KAUFMANN LARGE CAP FUND - IS CLASSANNUAL EXPENSE RATIO: 0.95%MAXIMUM FRONT-END SALES CHARGE: NONE%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$96.92$10,405.002$10,405.00$520.25$10,925.25$100.85$10,826.403$10,826.40$541.32$11,367.72$104.93$11,264.874$11,264.87$563.24$11,828.11$109.18$11,721.105$11,721.10$586.06$12,307.16$113.61$12,195.806$12,195.80$609.79$12,805.59$118.21$12,689.737$12,689.73$634.49$13,324.22$122.99$13,203.668$13,203.66$660.18$13,863.84$127.97$13,738.419$13,738.41$686.92$14,425.33$133.16$14,294.8210$14,294.82$714.74$15,009.56$138.55$14,873.76Cumulative$6,016.99$1,166.37FEDERATED HERMES KAUFMANN LARGE CAP FUND – R6 CLASSANNUAL EXPENSE RATIO: 0.87%MAXIMUM FRONT-END SALES CHARGE: NONE%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$88.80$10,413.002$10,413.00$520.65$10,933.65$92.46$10,843.063$10,843.06$542.15$11,385.21$96.28$11,290.884$11,290.88$564.54$11,855.42$100.26$11,757.195$11,757.19$587.86$12,345.05$104.40$12,242.766$12,242.76$612.14$12,854.90$108.71$12,748.397$12,748.39$637.42$13,385.81$113.20$13,274.908$13,274.90$663.75$13,938.65$117.88$13,823.159$13,823.15$691.16$14,514.31$122.74$14,394.0510$14,394.05$719.70$15,113.75$127.81$14,988.52Cumulative$6,039.37$1,072.54June 24, 2024Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456807 (6/24)© 2024 Federated Hermes, Inc.Federated Hermes Kaufmann Large Cap FundA Portfolio of Federated Hermes Equity FundsCLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 20231. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Class A Shares (A), Class C Shares (C), Class R Shares (R), Institutional Shares (IS) and Class R6 Shares (R6). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes Funds More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 17 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACRISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)5.50%NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneNoneExchange FeeNoneNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACRISR6Management Fee[1]0.74%0.74%0.74%0.74%0.74%Distribution (12b-1) Fee0.00%[2]0.75%0.50%NoneNoneOther Expenses0.45%0.47%0.33%0.21%0.13%Total Annual Fund Operating Expenses[1]1.19%1.96%1.57%0.95%0.87%Fee Waivers and/or Expense Reimbursements[1,3](0.10)%(0.07)%(0.09%)(0.11)%(0.09)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.09%1.89%1.48%0.84%0.78%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective July 1, 2024.2The Fund has adopted a Distribution (12b-1) Plan for its A class pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.25%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.88%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$665$907$1,168$1,914Expenses assuming no redemption$665$907$1,168$1,914C:Expenses assuming redemption$299$615$1,057$2,086Expenses assuming no redemption$199$615$1,057$2,086R:Expenses assuming redemption$160$496$855$1,867Expenses assuming no redemption$160$496$855$1,867IS:Expenses assuming redemption$97$303$526$1,166Expenses assuming no redemption$97$303$526$1,166R6:Expenses assuming redemption$89$278$482$1,073Expenses assuming no redemption$89$278$482$1,073June 24, 2024Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456805 (6/24)© 2024 Federated Hermes, Inc.